ASSET RETIREMENT OBLIGATIONS (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Asset Retirement Obligation Disclosure [Abstract]
Asset retirement obligation	$ 67,857	$ 73,711	$ 71,975	$ 214,960
Undiscounted future liability				$ 225,229	$ 293,000
Other income	33,633	724	143,950
Accretion expense	$ 0	$ 0	$ 16,308